Forward Purchase Agreement	12 Months Ended
Dec. 31, 2025
Forward Purchase Agreement [Abstract]
FORWARD PURCHASE AGREEMENT

NOTE 6 — FORWARD PURCHASE AGREEMENT

Forward Purchase Agreement

On November 2, 2023, the Company entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, “FPA Seller”) (the “Forward Purchase Agreement”) for OTC Equity Prepaid Forward Transactions. For purposes of the Forward Purchase Agreement, the Company is referred to as the “Counterparty”. Capitalized terms used herein but not otherwise defined shall have the meanings ascribed to such terms in the Forward Purchase Agreement.

The Forward Purchase Agreement provides for a prepayment shortfall in an amount in U.S. dollars equal to 0.50% of the product of the Recycled Shares and the Initial Price (defined below). FPA Seller in its sole discretion may sell Recycled Shares (i) at any time following November 2, 2023 (the “Trade Date”) at prices greater than the Reset Price or (ii) commencing on the 180th day following the Trade Date at any sales price, in either case without payment by FPA Seller of any Early Termination Obligation until such time as the proceeds from such sales equal 100% of the Prepayment Shortfall (as set forth under the section entitled “Shortfall Sales” in the Forward Purchase Agreement) (such sales, “Shortfall Sales,” and such Shares, “Shortfall Sale Shares”). A sale of Shares is only (a) a “Shortfall Sale,” subject to the terms and conditions herein applicable to Shortfall Sale Shares, when a Shortfall Sale Notice is delivered under the Forward Purchase Agreement, and (b) an Optional Early Termination, subject to the terms and conditions of the Forward Purchase Agreement applicable to Terminated Shares, when an OET Notice is delivered under the Forward Purchase Agreement, in each case the delivery of such notice in the sole discretion of the FPA Seller (as further described in the “Optional Early Termination” and “Shortfall Sales” sections in the Forward Purchase Agreement).

Following the Closing, the reset price (the “Reset Price”) will be $10.00; provided that the Reset Price shall be reduced pursuant to a Dilutive Offering Reset immediately upon the occurrence of such Dilutive Offering. The Purchased Amount subject to the Forward Purchase Agreement shall be increased upon the occurrence of a Dilutive Offering Reset to that number of Shares equal to the quotient of (i) the Purchased Amount divided by (ii) the quotient of (a) the price of such Dilutive Offering divided by (b) $10.00.

From time to time and on any date following the Trade Date (any such date, an “OET Date”) and subject to the terms and conditions in the Forward Purchase Agreement, FPA Seller may, in its absolute discretion, terminate the Transaction in whole or in part by providing written notice to Counterparty (the “OET Notice”), by the later of (a) the fifth Local Business Day following the OET Date and (b) no later than the next Payment Date following the OET Date, (which shall specify the quantity by which the Number of Shares shall be reduced (such quantity, the “Terminated Shares”)). The effect of an OET Notice shall be to reduce the Number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, Counterparty shall be entitled to an amount from FPA Seller, and the FPA Seller shall pay to Counterparty an amount, equal to the product of (x) the number of Terminated Shares and (y) the Reset Price in respect of such OET Date. The payment date may be changed within a quarter at the mutual agreement of the parties.

The “Valuation Date” will be the earlier to occur of (a) the date that is three (3) years after the date of the closing of the Purchase & Sale (the date of the closing of the Purchase & Sale, the “Closing Date”) pursuant to the A&R MIPA, (b) the date specified by FPA Seller in a written notice to be delivered to Counterparty at FPA Seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (w) a VWAP Trigger Event, (x) a Delisting Event, (y) a Registration Failure or (z) unless otherwise specified therein, upon any Additional Termination Event, and (c) the date specified by FPA Seller in a written notice to be delivered to Counterparty at FPA Seller’s sole discretion (which Valuation Date shall not be earlier than the day such notice is effective). The Valuation Date notice will become effective immediately upon its delivery from FPA Seller to Counterparty in accordance with the Forward Share Purchase Agreement.

On the “Cash Settlement Payment Date,” which is the tenth Local Business Day immediately following the last day of the Valuation Period, the FPA Seller will remit to the Counterparty an amount equal to the Settlement Amount and will not otherwise be required to return to the Counterparty any of the Prepayment Amount and the Counterparty shall remit to the FPA Seller the Settlement Amount Adjustment; provided, that if the Settlement Amount less the Settlement Amount Adjustment is a negative number and either clause (x) of Settlement Amount Adjustment applies or the Counterparty has elected pursuant to clause (y) of Settlement Amount Adjustment to pay the Settlement Amount Adjustment in cash, then neither the FPA Seller nor the Counterparty shall be liable to the other party for any payment under the Cash Settlement Payment Date section of the Forward Purchase Agreement.

The FPA Seller has agreed to waive any redemption rights with respect to any Recycled Shares in connection with the Closing, as well as any redemption rights under the Company’s certificate of incorporation that would require redemption by the Company.

Pursuant to the Forward Purchase Agreement, the FPA Seller obtained 50,070 shares (“Recycled Shares”) and such purchase price of $545,356, or $10.95 per share, was funded by the use of HNRA trust account proceeds as a partial prepayment (“Prepayment Amount”), and the FPA Seller may purchase an additional 504,425 additional shares under the Forward Purchase Agreement, for the Forward Purchase Agreement redemption 3 years from the date of the Acquisition (“Maturity Date”).

The FPA Seller received an additional $1,004,736 in cash from the Trust Account related to reimbursement for 90,000 shares of Class A Common stock purchased by the FPA Seller in connection with the transactions at the redemption price of $10.95 per share and transaction fees.

The Maturity Date may be accelerated, at the FPA Sellers’ discretion, if the Company share price trades below $3.00 per share for any 10 trading days during a 30-day consecutive trading-day period or the Company is delisted. The Company’s common stock traded below minimum trading price during the period from November 15, 2023 to December 31, 2023, but no acceleration of the Maturity Date has been executed by the FPA Seller to date.

The fair value of the prepayment was $14,257,648 at inception of the agreement, $6,066,324 as of the Closing date and was $6,067,094 as of December 31, 2023, and is included as a reduction of additional paid-in capital on the consolidated statement of stockholders’ equity. The estimated fair value of the Maturity Consideration is $1,704,416. The Company recognized a gain from the change in fair value of the Forward Purchase Agreement of $561,099 during the year ended December 31, 2024. The Company recognized a gain from the change in fair value of the Forward Purchase Agreement of $3,268,581 during the period from November 15, 2023 to December 31, 2023.

On November 15, 2024, the Company entered into a Confidential Rescission, Settlement, and Release Agreement with the FPA Seller whereby the parties mutually agreed to rescind the Forward Purchase Agreement and related agreements between the parties, which as a result, any transactions, notices or other obligations thereunder are void ab initio. The parties also agreed to release each other of all claims related to the Forward Purchase Agreement, and in exchange for such release, the Company agreed to issue to the FPA Seller 450,000 restricted Class A Common shares which had a fair value of $450,000 based on the closing price of the Company’s common stock at the agreement date. The Company recognized a gain on settlement of the FPA liability of $82,998, which is included in Gain on Extinguishment of Liabilities on the Company’s consolidated statement of operations for the year ended December 31, 2024.